TOTAL OPERATING COSTS - Employee Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Wages and salaries	€ 1,253	€ 1,370	€ 1,360
Social security costs	283	289	290
Pension and other employee benefits	119	112	118
Total employee costs	€ 1,655	€ 1,771	€ 1,768